Annual Total Returns- Victory Market Neutral Income Fund (Class A Class C Class I Shares) [BarChart] - Class A Class C Class I Shares - Victory Market Neutral Income Fund - Class A	2013	2014	2015	2016	2017	2018	2019
Total	(3.01%)	1.22%	0.07%	3.99%	6.78%	2.92%	2.47%